Transactions with Related Parties (Details) - Schedule of payments to Board members and key management personnel - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of payments to Board members and key management personnel [Abstract]
Personnel compensation	$ 16,220	$ 16,264	$ 16,924
Board members' salaries and expenses	1,452	1,358	1,230
Bonuses or gratifications	12,583	16,104	16,243
Stock-based benefits	(1,589)	(315)	(337)
Seniority compensation	1,079	2,378	4,202
Pension plans	1,026	567	1,069
Training expenses	87	37	210
Health funds	276	273	284
Other personnel expenses	827	711	858
Total	$ 31,961	$ 37,377	$ 40,683